SHARE BASED COMPENSATION (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 22, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expense						$ 1,041,281
Warrant [Member]
Warrants outstanding			717,217		841,440
Weighted average exercise price			$ 0.01		$ 0.01
Weighted average remaining contractual term			9 months 18 days		1 year
Aggregate intrinsic value			$ 200,000		$ 200,000
Share-based compensation expense						$ 2,107,825
Board of Directors [Member]
Number of shares authorized	310,830
Number of shares vested	310,830
Number of warrants exercised					124,223
Share based compensation, expected term of fair value	1 year 6 months
Share-based compensation, expected dividend rate	0.00%
Share-based compensation, volatility	215.40%
Share-based compensation, average interest rate	2.96%
Board of Directors [Member] | Warrant [Member]
Number of shares authorized	631,080
Number of shares vested	631,080
Board of Directors [Member] | The Crone Law Group, P.C. [Member]
Number of shares authorized		103,610
Number of shares vested		103,610
Number of warrants exercised		0
Share based compensation, expected term of fair value		2 years 6 months
Share-based compensation, expected dividend rate		0.00%
Share-based compensation, volatility		43.50%
Share-based compensation, average interest rate		0.11%
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Warrant [Member]
Number of shares authorized		210,360